INCOME TAXES - Additional Details (Details) € in Millions, $ in Millions				12 Months Ended
	Apr. 08, 2016 USD ($)	Feb. 01, 2016 USD ($)	Feb. 01, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				$ (94)	$ 593	$ 0
Net change in measurement of deferred tax assets				(281)	5,344	4,940
Unrecognized part of deferred tax assets on write-downs of value of shares and receivables				652	5,971	2,622
Tax expense related to non-recognition and derecognition of other deferred tax assets				364	285	2,405
Tax expense (benefit) related to recognition of deferred tax assets for losses and other deductible temporary differences of previous years				(1,297)	(912)	(87)
Deferred tax asset recoverability, currency adjustment					700
Derecognition of previously recognized deferred tax assets						400
Proceeds from issue of ordinary shares	$ 3,115				3,000
Tax effect of foreign tax rates				(157)	73	153
Other tax effects for reconciliation between accounting profit and tax expense (income)				55	134	74
Tax contingencies/settlements				7	149	(8)
Prior period taxes				(7)	(18)	$ 96
Deferred tax assets				7,055	5,837
Future taxable income required				31,300
Deferred tax liabilities				2,684	$ 2,529
Operating loss carryforward, amount				110,900
Tax credit, amount				$ 1,034
Gestampc
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proportion of ownership interest in associate					35.00%	35.00%
Proceeds from sales of interests in associates		$ 971	€ 875		$ 875
Mining
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impairment of goodwill						$ 900
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				26.01%
Tax effect from change in tax rate					647
Unrecognized part of deferred tax assets on write-downs of value of shares and receivables				$ (652)
Increase in deferred tax assets due to tax integration				1,100	400	(300)
Future taxable income increase due to tax integration				300	800
Accumulated income tax losses				80,800	70,500
Accumulated income tax losses, realizable				30,800	23,600
Deferred tax assets				7,600	6,100
Accumulated income tax losses subject to recapture				30,100
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				(60)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				(31)	(50)
Liberia, Basque Country in Spain, Netherlands, Romania and United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount				7,292
Tax losses for which deferred tax asset recognised				1,233
Unused tax losses for which no deferred tax asset recognised				6,059
Brazil, France, Germany, Luxembourg and Spain | Unlimited Tax Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount				103,600
Tax losses for which deferred tax asset recognised				35,700
Unused tax losses for which no deferred tax asset recognised				67,800
Belgium, Basque Country in Spain and United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount				727
Tax credits for which deferred tax asset recognised				80
Unused tax credits for which no deferred tax asset recognised				647
Brazil, Belgium and Spain | Unlimited Tax Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount				307
Tax credits for which deferred tax asset recognised				153
Unused tax credits for which no deferred tax asset recognised				154
Europe and North Americas
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies/settlements					149
Luxembourg and Mexicos
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Prior period taxes						$ 96
Temporary Differences Related To Investments In Subsidiaries, Associates And Joint Ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				59	$ 58
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities				$ 875